Consolidated statements of shareholders' equity - USD ($) $ in Thousands	Number of ordinary shares and protected ordinary shares	Share capital and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2018		$ 178,164	$ (123,592)	$ (598)	$ 53,974
Balance, shares at Dec. 31, 2018	25,525,370
Share-based compensation		9,009	0	0	9,009
Exercise of share options and vested RSUs		857	0	0	857
Exercise of share options and vested RSUs, (shares)	162,247
Issuance of protected ordinary shares, net of issuance cost		4,340	0	0	4,340
Issuance of protected ordinary shares, net of issuance cost (shares)	192,358
Issuance of ordinary shares in connection with IPO, net of issuance costs		113,332	0	0	113,332
Issuance of ordinary shares in connection with IPO, net of issuance costs (shares)	6,052,631
Exercise of warrants		0	0	0	0
Exercise of warrants (shares)	5,166
Net loss		0	(33,539)	0	(33,539)
Deemed dividend related to the issuance of protected ordinary shares		632	(632)	0	0
Other comprehensive income		0	0	836	836
Balance at Dec. 31, 2019		306,334	(157,763)	238	148,809
Balance, shares at Dec. 31, 2019	31,937,772
Share-based compensation		15,855	0	0	15,855
Exercise of share options and vested RSUs		9,452	0	0	9,452
Exercise of share options and vested RSUs, (shares)	1,605,208
Issuance of ordinary shares in connection with IPO, net of issuance costs		129,853	0	0	129,853
Issuance of ordinary shares in connection with IPO, net of issuance costs (shares)	2,300,000
Issuance of ordinary shares in connection with follow on offering, net of issuance costs		99,190	0	0	99,190
Purchase of capped call		(43,240)	0	0	(43,240)
Net loss		0	(14,810)	0	(14,810)
Other comprehensive income		0	0	294	294
Balance at Dec. 31, 2020		517,444	(172,573)	532	345,403
Balance, shares at Dec. 31, 2020	35,842,980
Share-based compensation		55,654	0	0	55,654
Exercise of share options and vested RSUs		12,137	0	0	$ 12,137
Exercise of share options and vested RSUs, (shares)	918,128				651,771
Equity award assumed for acquisition		313	0	0	$ 313
Net loss		0	(65,012)	0	(65,012)
Other comprehensive income		0	0	(1,627)	(1,627)
Balance at Dec. 31, 2021		$ 585,548	$ (237,585)	$ (1,095)	$ 346,868
Balance, shares at Dec. 31, 2021	36,761,108